Condensed Financial Information of Parent Company - Condensed Statements of Financial Condition (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and due from banks	$ 42,548	$ 38,075
Investments in subsidiaries:
Total assets	2,715,348	3,087,553
Liabilities:
Other liabilities	31,448	59,094
Total liabilities	2,470,025	2,842,216
Shareholders' equity	245,323	245,337	262,595	309,083
Total liabilities and shareholders' equity	2,715,348	3,087,553
Parent Company [Member]
Assets:
Cash and due from banks	29,775	17,437
Investments in subsidiaries:
Bank subsidiaries	303,795	316,714
Non-bank subsidiaries	2,786	2,786
Accrued interest receivable and other assets	3,681	3,311
Total assets	340,037	340,249
Liabilities:
Junior subordinated debentures	92,786	92,786
Other liabilities	1,928	2,126
Total liabilities	94,714	94,912
Shareholders' equity	245,323	245,337
Total liabilities and shareholders' equity	$ 340,037	$ 340,249